Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SPDR SERIES TRUST
Entity Central Index Key	0001064642
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000065485
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg Emerging Markets Local Bond ETF
Trading Symbol	EBND
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Bloomberg Emerging Markets Local Bond ETF (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Emerging Markets Local Bond ETF	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 1,919,132,701
Holdings Count | Holding	543
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,919,132,701
# of Portfolio Holdings	543
Portfolio Turnover Rate	14%

Holdings [Text Block]

Top Ten Countries

Country	% Value of Total Net Assets
South Korea	12.6%
China	11.4%
Indonesia	6.9%
Malaysia	6.7%
Mexico	5.9%
Thailand	4.4%
South Africa	4.6%
Philippines	4.5%
Poland	4.5%
Czech Republic	4.4%

Largest Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	2.0%
1 to 2 Years	10.1%
2 to 3 Years	12.6%
3 to 5 Years	17.6%
5 to 10 Years	28.5%
10 to 20 Years	16.8%
20 to 30 Years	8.9%
Greater than 30 Years	1.6%

C000088912
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg International Corporate Bond ETF
Trading Symbol	IBND
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Bloomberg International Corporate Bond ETF (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg International Corporate Bond ETF	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 155,071,086
Holdings Count | Holding	770
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$155,071,086
# of Portfolio Holdings	770
Portfolio Turnover Rate	7%

Holdings [Text Block]

Top Ten Countries

Country	% Value of Total Net Assets
United States	24.3%
France	20.7%
Germany	10.8%
United Kingdom	9.2%
Spain	6.6%
Netherlands	6.4%
Italy	5.4%
Switzerland	3.9%
Japan	2.2%
Belgium	1.9%

Largest Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 2 Years	11.7%
2 to 3 Years	15.6%
3 to 5 Years	24.5%
5 to 10 Years	37.4%
10 to 20 Years	8.1%
20 to 30 Years	0.6%
Greater than 30 Years	0.3%

C000051964
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg International Treasury Bond ETF
Trading Symbol	BWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Bloomberg International Treasury Bond ETF (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg International Treasury Bond ETF	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 865,971,696
Holdings Count | Holding	1,213
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$865,971,696
# of Portfolio Holdings	1,213
Portfolio Turnover Rate	8%

Holdings [Text Block]

Top Ten Countries

Country	% Value of Total Net Assets
Japan	23.0%
France	5.1%
United Kingdom	4.9%
South Korea	4.6%
Canada	4.6%
China	4.6%
Italy	4.5%
Germany	4.5%
Spain	4.5%
Australia	4.4%

Largest Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 2 Years	10.5%
2 to 3 Years	9.5%
3 to 5 Years	18.8%
5 to 10 Years	29.8%
10 to 20 Years	17.2%
20 to 30 Years	10.8%
Greater than 30 Years	2.4%

C000069669
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg Short Term International Treasury Bond ETF
Trading Symbol	BWZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Bloomberg Short Term International Treasury Bond ETF (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Short Term International Treasury Bond ETF	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 149,272,580
Holdings Count | Holding	240
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$149,272,580
# of Portfolio Holdings	240
Portfolio Turnover Rate	26%

Holdings [Text Block]

Top Ten Countries

Country	% Value of Total Net Assets
Japan	22.9%
Italy	5.0%
France	5.0%
South Korea	4.6%
Germany	4.6%
Australia	4.6%
Canada	4.6%
Spain	4.6%
China	4.5%
United Kingdom	4.5%

Largest Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 2 Years	54.3%
2 to 3 Years	44.7%

C000051965
Shareholder Report [Line Items]
Fund Name	SPDR FTSE International Government Inflation-Protected Bond ETF
Trading Symbol	WIP
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR FTSE International Government Inflation-Protected Bond ETF (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR FTSE International Government Inflation-Protected Bond ETF	$24	0.50%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%
AssetsNet	$ 376,235,795
Holdings Count | Holding	164
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$376,235,795
# of Portfolio Holdings	164
Portfolio Turnover Rate	7%

Holdings [Text Block]

Top Ten Countries

Country	% Value of Total Net Assets
United Kingdom	19.2%
France	7.7%
Brazil	7.1%
Italy	5.2%
Australia	4.7%
South Africa	4.7%
Mexico	4.7%
Spain	4.6%
Japan	4.6%
Chile	4.6%

Largest Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	0.1%
1 to 2 Years	8.4%
2 to 3 Years	5.6%
3 to 5 Years	17.5%
5 to 10 Years	26.1%
10 to 20 Years	22.5%
20 to 30 Years	13.8%
Greater than 30 Years	4.1%